Income Tax - Disclosure of information about non-capital loss carry forwards (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Disclosure of Non Capital Losses By Year of Expiry [Line Items]
Total	$ 88,442	$ 51,350
2046 [Member]
Disclosure of Non Capital Losses By Year of Expiry [Line Items]
Total	11,798
2045 [Member]
Disclosure of Non Capital Losses By Year of Expiry [Line Items]
Total	8,809
2044 [Member]
Disclosure of Non Capital Losses By Year of Expiry [Line Items]
Total	0
2043 [Member]
Disclosure of Non Capital Losses By Year of Expiry [Line Items]
Total	7,936
2042 [Member]
Disclosure of Non Capital Losses By Year of Expiry [Line Items]
Total	4,890
2041 [Member]
Disclosure of Non Capital Losses By Year of Expiry [Line Items]
Total	4,256
2040 [Member]
Disclosure of Non Capital Losses By Year of Expiry [Line Items]
Total	0
2039 [Member]
Disclosure of Non Capital Losses By Year of Expiry [Line Items]
Total	0
2038 [Member]
Disclosure of Non Capital Losses By Year of Expiry [Line Items]
Total	0
2037 [Member]
Disclosure of Non Capital Losses By Year of Expiry [Line Items]
Total	11,591
2036 [Member]
Disclosure of Non Capital Losses By Year of Expiry [Line Items]
Total	29,404
2035 [Member]
Disclosure of Non Capital Losses By Year of Expiry [Line Items]
Total	$ 10,254